Report of the Directors - Analysis of adjusted results by global business (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jan. 01, 2018 USD ($) [1]	Jan. 01, 2017 USD ($)
Disclosure of operating segments [line items]
Revenue	$ 53,780,000,000	$ 51,445,000,000	$ 47,966,000,000
Net interest income	30,489,000,000	28,176,000,000	29,813,000,000
Loan impairment (charges)/recoveries and other credit risk provisions	(1,767,000,000)	(1,769,000,000)	(3,400,000,000)
Net operating income	52,013,000,000	49,676,000,000	44,566,000,000
Total operating expenses	(34,659,000,000)	(34,884,000,000)	(39,808,000,000)
Operating profit	17,354,000,000	14,792,000,000	4,758,000,000
Share of profit in associates and joint ventures	2,536,000,000	2,375,000,000	2,354,000,000
Profit before tax	19,890,000,000	17,167,000,000	7,112,000,000
Loans and advances to customers (net)	981,696,000,000	962,964,000,000	861,504,000,000	$ 949,737,000,000
Interests in associates and joint ventures	22,407,000,000	22,744,000,000	20,029,000,000	21,802,000,000	$ 20,029,000,000
Total assets	2,558,124,000,000	2,521,771,000,000	2,374,986,000,000	2,518,430,000,000
Customer accounts	1,362,643,000,000	1,364,462,000,000	1,272,386,000,000	$ 1,360,227,000,000
Operating Segments, Including Adjustments And Inter-segment Eliminations
Disclosure of operating segments [line items]
Revenue	53,940,000,000	51,661,000,000	49,260,000,000
Loan impairment (charges)/recoveries and other credit risk provisions	(1,767,000,000)	(1,713,000,000)	(2,572,000,000)
Net operating income	52,173,000,000	49,948,000,000	46,688,000,000
Total operating expenses	(32,990,000,000)	(31,231,000,000)	(30,147,000,000)
Share of profit in associates and joint ventures	2,536,000,000	2,416,000,000	2,365,000,000
Profit before tax	21,719,000,000	21,133,000,000	18,906,000,000
Operating Segments, Including Adjustments And Inter-segment Eliminations | Retail Banking and Wealth Management
Disclosure of operating segments [line items]
Revenue	21,935,000,000	20,220,000,000	18,483,000,000
Loan impairment (charges)/recoveries and other credit risk provisions	(1,177,000,000)	(969,000,000)	(1,101,000,000)
Net operating income	20,758,000,000	19,251,000,000	17,382,000,000
Total operating expenses	(13,700,000,000)
Profit before tax	7,100,000,000	6,500,000,000	5,300,000,000
Operating Segments, Including Adjustments And Inter-segment Eliminations | Commercial Banking
Disclosure of operating segments [line items]
Revenue	14,885,000,000	13,247,000,000	12,656,000,000
Loan impairment (charges)/recoveries and other credit risk provisions	(739,000,000)	(465,000,000)	(986,000,000)
Net operating income	14,146,000,000	12,782,000,000	11,670,000,000
Total operating expenses	(6,500,000,000)
Profit before tax	7,700,000,000	6,800,000,000	5,900,000,000
Operating Segments, Including Adjustments And Inter-segment Eliminations | Global Banking and Markets
Disclosure of operating segments [line items]
Revenue	15,512,000,000	15,285,000,000	14,807,000,000
Loan impairment (charges)/recoveries and other credit risk provisions	26,000,000	(446,000,000)	(461,000,000)
Net operating income	15,538,000,000	14,839,000,000	14,346,000,000
Profit before tax	6,100,000,000	5,800,000,000	5,500,000,000
Operating Segments, Including Adjustments And Inter-segment Eliminations | Global Private Banking
Disclosure of operating segments [line items]
Revenue	1,785,000,000	1,723,000,000	1,770,000,000
Loan impairment (charges)/recoveries and other credit risk provisions	8,000,000	(16,000,000)	0
Net operating income	1,793,000,000	1,707,000,000	1,770,000,000
Total operating expenses	(1,400,000,000)
Profit before tax	344,000,000	296,000,000	286,000,000
Operating Segments, Including Adjustments And Inter-segment Eliminations | Corporate Centre
Disclosure of operating segments [line items]
Revenue	(177,000,000)	1,186,000,000	1,544,000,000
Loan impairment (charges)/recoveries and other credit risk provisions	115,000,000	183,000,000	(24,000,000)
Net operating income	(62,000,000)	1,369,000,000	1,520,000,000
Total operating expenses	(1,900,000,000)
Profit before tax	500,000,000
Operating Segments, Including Adjustments
Disclosure of operating segments [line items]
Revenue	53,940,000,000	51,661,000,000	49,260,000,000
Net interest income	30,436,000,000	28,182,000,000	28,201,000,000
Total operating expenses	(32,990,000,000)	(31,231,000,000)	(30,147,000,000)
Operating profit	19,183,000,000	18,717,000,000	16,541,000,000
Share of profit in associates and joint ventures	2,536,000,000	2,416,000,000	2,365,000,000
Profit before tax	$ 21,719,000,000	$ 21,133,000,000	$ 18,906,000,000
Share of HSBC’s adjusted profit before tax	100.00%	100.00%	100.00%
Adjusted cost efficiency ratio	0.612	0.605	0.612
Loans and advances to customers (net)	$ 981,696,000,000	$ 928,841,000,000	$ 876,370,000,000
Interests in associates and joint ventures	22,407,000,000	22,019,000,000	20,026,000,000
Total assets	2,558,124,000,000	2,443,037,000,000	2,417,599,000,000
Customer accounts	1,362,643,000,000	1,321,629,000,000	1,290,193,000,000
Adjusted risk-weighted assets (unaudited)	864,504,000,000	845,680,000,000	855,148,000,000
Operating Segments, Including Adjustments | Retail Banking and Wealth Management
Disclosure of operating segments [line items]
Revenue	17,270,000,000	17,024,000,000	16,050,000,000
Net interest income	15,822,000,000	13,927,000,000	12,906,000,000
Loan impairment (charges)/recoveries and other credit risk provisions		(1,000,000,000)
Total operating expenses	(13,711,000,000)	(12,786,000,000)	(12,144,000,000)
Operating profit	7,047,000,000	6,465,000,000	5,238,000,000
Share of profit in associates and joint ventures	33,000,000	14,000,000	20,000,000
Profit before tax	$ 7,080,000,000	$ 6,479,000,000	$ 5,258,000,000
Share of HSBC’s adjusted profit before tax	32.60%	30.60%	27.80%
Adjusted cost efficiency ratio	0.625	0.632	0.657
Loans and advances to customers (net)	$ 361,872,000,000	$ 332,261,000,000	$ 312,393,000,000
Interests in associates and joint ventures	397,000,000	363,000,000	391,000,000
Total assets	476,784,000,000	451,516,000,000	421,559,000,000
Customer accounts	640,924,000,000	621,092,000,000	595,765,000,000
Adjusted risk-weighted assets (unaudited)	126,865,000,000	118,131,000,000	111,617,000,000
Operating Segments, Including Adjustments | Commercial Banking
Disclosure of operating segments [line items]
Revenue	14,652,000,000	13,378,000,000	12,656,000,000
Net interest income	10,666,000,000	9,060,000,000	8,506,000,000
Loan impairment (charges)/recoveries and other credit risk provisions		(500,000,000)
Total operating expenses	(6,477,000,000)	(5,953,000,000)	(5,747,000,000)
Operating profit	7,669,000,000	6,829,000,000	5,923,000,000
Share of profit in associates and joint ventures	0	0	0
Profit before tax	$ 7,669,000,000	$ 6,829,000,000	$ 5,923,000,000
Share of HSBC’s adjusted profit before tax	35.30%	32.30%	31.30%
Adjusted cost efficiency ratio	0.435	0.449	0.454
Loans and advances to customers (net)	$ 333,162,000,000	$ 305,213,000,000	$ 285,253,000,000
Interests in associates and joint ventures	0	0	0
Total assets	360,216,000,000	336,163,000,000	309,905,000,000
Customer accounts	357,596,000,000	351,617,000,000	346,746,000,000
Adjusted risk-weighted assets (unaudited)	321,244,000,000	289,824,000,000	276,705,000,000
Operating Segments, Including Adjustments | Global Banking and Markets
Disclosure of operating segments [line items]
Revenue	17,986,000,000	16,557,000,000	17,488,000,000
Net interest income	5,259,000,000	4,851,000,000	4,800,000,000
Loan impairment (charges)/recoveries and other credit risk provisions		(400,000,000)
Total operating expenses	(9,460,000,000)	(8,991,000,000)	(8,846,000,000)
Operating profit	6,078,000,000	5,848,000,000	5,500,000,000
Share of profit in associates and joint ventures	0	0	0
Profit before tax	$ 6,078,000,000	$ 5,848,000,000	$ 5,500,000,000
Share of HSBC’s adjusted profit before tax	28.00%	27.70%	29.10%
Adjusted cost efficiency ratio	0.610	0.588	0.597
Loans and advances to customers (net)	$ 244,978,000,000	$ 244,476,000,000	$ 230,171,000,000
Interests in associates and joint ventures	0	0	0
Total assets	1,012,272,000,000	946,747,000,000	949,732,000,000
Customer accounts	290,914,000,000	273,080,000,000	261,949,000,000
Adjusted risk-weighted assets (unaudited)	281,021,000,000	293,135,000,000	301,728,000,000
Operating Segments, Including Adjustments | Global Private Banking
Disclosure of operating segments [line items]
Revenue	1,497,000,000	1,453,000,000	1,512,000,000
Net interest income	888,000,000	825,000,000	813,000,000
Loan impairment (charges)/recoveries and other credit risk provisions		(16,000,000)
Total operating expenses	(1,449,000,000)	(1,411,000,000)	(1,484,000,000)
Operating profit	344,000,000	296,000,000	286,000,000
Share of profit in associates and joint ventures	0	0	0
Profit before tax	$ 344,000,000	$ 296,000,000	$ 286,000,000
Share of HSBC’s adjusted profit before tax	1.60%	1.40%	1.50%
Adjusted cost efficiency ratio	0.812	0.819	0.838
Loans and advances to customers (net)	$ 39,217,000,000	$ 39,597,000,000	$ 36,222,000,000
Interests in associates and joint ventures	0	0	0
Total assets	43,790,000,000	46,247,000,000	43,663,000,000
Customer accounts	64,658,000,000	64,957,000,000	71,389,000,000
Adjusted risk-weighted assets (unaudited)	16,824,000,000	15,795,000,000	15,418,000,000
Operating Segments, Including Adjustments | Corporate Centre
Disclosure of operating segments [line items]
Revenue	2,535,000,000	3,249,000,000	1,554,000,000
Net interest income	(2,199,000,000)	(481,000,000)	1,176,000,000
Loan impairment (charges)/recoveries and other credit risk provisions		200,000,000
Total operating expenses	(1,893,000,000)	(2,090,000,000)	(1,926,000,000)
Operating profit	(1,955,000,000)	(721,000,000)	(406,000,000)
Share of profit in associates and joint ventures	2,503,000,000	2,402,000,000	2,345,000,000
Profit before tax	$ 548,000,000	$ 1,681,000,000	$ 1,939,000,000
Share of HSBC’s adjusted profit before tax	2.50%	8.00%	10.30%
Adjusted cost efficiency ratio	(10.695)	1.762	1.247
Loans and advances to customers (net)	$ 2,467,000,000	$ 7,294,000,000	$ 12,331,000,000
Interests in associates and joint ventures	22,010,000,000	21,656,000,000	19,635,000,000
Total assets	665,062,000,000	662,364,000,000	692,740,000,000
Customer accounts	8,551,000,000	10,883,000,000	14,344,000,000
Adjusted risk-weighted assets (unaudited)	118,550,000,000	128,795,000,000	149,680,000,000
Inter-segment
Disclosure of operating segments [line items]
Revenue	0	0	0
Inter-segment | Retail Banking and Wealth Management
Disclosure of operating segments [line items]
Revenue	4,665,000,000	3,196,000,000	2,433,000,000
Inter-segment | Commercial Banking
Disclosure of operating segments [line items]
Revenue	233,000,000	(131,000,000)	0
Inter-segment | Global Banking and Markets
Disclosure of operating segments [line items]
Revenue	(2,474,000,000)	(1,272,000,000)	(2,681,000,000)
Inter-segment | Global Private Banking
Disclosure of operating segments [line items]
Revenue	288,000,000	270,000,000	258,000,000
Inter-segment | Corporate Centre
Disclosure of operating segments [line items]
Revenue	$ (2,712,000,000)	$ (2,063,000,000)	$ (10,000,000)

[1]	Balances at 1 January 2018 have been prepared in accordance with accounting policies referred to on page 263. 31 December 2017 balances have not been re-presented. Information regarding the effects of adoption of IFRS 9 can be found in Note 37.